Preferred and Common Stock (Detail Textuals) (USD $)	12 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2011	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 04, 2011 Series A Preferred Stock	Feb. 27, 2009 Purchase Agreement Series A Preferred Stock	Aug. 04, 2011 Purchase Agreement Series B Preferred Stock	Feb. 27, 2009 Purchase Agreement Series B Preferred Stock	Feb. 27, 2009 Purchase Agreement Series B Preferred Stock Warrant	Feb. 27, 2009 Purchase Agreement Cumulative Preferred Stock
Preferred And Common Stock [Line Items]
Preferred stock share issued		10,980	10,980	10,980		4,797
Preferred stock, no par value (in dollars per share)
Preferred stock, liquidation par value (in dollars per share)		$ 1,000	$ 1,000	$ 1,000		$ 1,000		$ 1,000
Preferred stock value issued and sold		$ 10,980,000	$ 10,980,000	$ 10,980,000		$ 4,800,000
Preferred stock redemption period										5 years
Discount rate on cash flows of each instrument										12.00%
Warrants to purchase preferred stock		304,640	304,640						240
Exercise price of warrant		14.00	14.00						0.01
Term of warrants									10 years
Number of warrants exercised to acquire Series B Preferred Stock									240
Proceeds from issuance of preferred stock	5,900,000					4,500,000		291,000		4,800,000
Preferred stock dividend rate percentage							9.00%
Preferred stock dividend rate percentage up to first five years					5.00%
Preferred stock dividend rate percentage after five years					9.00%
Small business lending fund limit	30,000,000,000
Tier 1 capital to be provided to qualified community banks with asset less than limit	$ 10,000,000,000